Variable Interest Entity - Additional Information (Detail)													9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 14, 2021 MWh	Aug. 25, 2021	Dec. 31, 2020 USD ($)	Dec. 22, 2020	Aug. 28, 2020 USD ($) MWh	Aug. 12, 2020 USD ($)	May 08, 2020 MWh	Dec. 31, 2019 USD ($) MWh	Dec. 27, 2019	Oct. 22, 2019 MWh	Apr. 01, 2019 USD ($)	Sep. 30, 2021 USD ($) MWh	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Variable Interest Entity deconsolidated				$ 0					$ 0				$ 0	$ 0	$ 0	$ 0
Noncontrolling Interest in Variable Interest Entity				$ 0					$ 0				0	0	0	0
Payments To Minority Shareholders													$ 1,938,000	$ 843,000	$ 1,307,000	960,000
Zildjian Solar V, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				12.90%					20.60%						12.90%
Variable Interest Entity, management membership Percentage				100.00%									100.00%
Park Avenue Solar Solutions, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				100.00%
Park Avenue Solar Solutions, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Rathman, Inc [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				10.00%
Park Avenue Solar Solutions, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Payments To Minority Shareholders				$ 1,400,000
Park Avenue Solar Solutions, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Payments To Minority Shareholders				$ 0
Solar Acquisition [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, management membership Percentage					100.00%
Zildjian Solar II, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Long-term Purchase Commitment, Minimum Energy Volume Required | MWh						5.6
Minority Interest fair value disclosure						$ 600,000
Income tax						200,000
Zildjian Solar II, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Payments To Minority Shareholders						500,000
Zildjian Solar II, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Payments To Minority Shareholders						$ 0
Sun Peak Acquisition [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage							100.00%
Variable Interest Entity, management membership Percentage							100.00%
Long-term Purchase Commitment, Minimum Energy Volume Required | MWh								2.8
Income tax							$ 0.2
Sun Peak Acquisition [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Payments To Minority Shareholders							900,000
Sun Peak Acquisition [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Payments To Minority Shareholders							$ 0
Zildjian Solar IX, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, management membership Percentage							100.00%
Zildjian Solar IX, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | ZIX Class A [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax				5.10%				99.00%
Zildjian Solar IX, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Company [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax				94.90%				1.00%
Zildjian Solar VIII [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, management membership Percentage				100.00%
Zildjian Solar VIII [Member] | Variable Interest Entity, Primary Beneficiary [Member] | ZVIII Managing [Member] | Lessee Agreement [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax				94.00%						99.00%
Zildjian Solar VIII [Member] | Variable Interest Entity, Primary Beneficiary [Member] | ZVIII Managing [Member] | Lessor Agreement [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax										51.00%
Zildjian Solar VIII [Member] | Variable Interest Entity, Primary Beneficiary [Member] | ZVIII Class A [Member] | Lessee Agreement [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax										1.00%
Zildjian Solar VIII [Member] | Variable Interest Entity, Primary Beneficiary [Member] | ZVIII Class A [Member] | Lessor Agreement [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax										49.00%
Zildjian Solar VIII [Member] | Variable Interest Entity, Primary Beneficiary [Member] | ClassA [Member] | Lessee Agreement [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax				6.00%
Zildjian Solar I, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, management membership Percentage									100.00%
Long-term Purchase Commitment, Minimum Energy Volume Required | MWh									4.8
Minority Interest fair value disclosure									$ 300,000							$ 300,000
Zildjian Solar I, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Payments To Minority Shareholders									500,000
Zildjian Solar I, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Payments To Minority Shareholders									$ 0
Zildjian Solar VII, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Long-term Purchase Commitment, Minimum Energy Volume Required | MWh											16.5
Zildjian Solar VII, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Company [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax											1.00%
Zildjian Solar VII, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Company [Member] | Subsequent Event [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax	95.00%
Zildjian Solar VII, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | ZVII Class A [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax											99.00%
Zildjian Solar VII, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | ZVII Class A [Member] | Subsequent Event [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax	5.00%
Series II [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest in Variable Interest Entity												$ 600,000
Payments To Minority Shareholders												$ 2,800,000
Percentage purchased on power generated												100
Joint venture ownership percentage description												50/50
Joint venture ownership percentage												50
Variable interest entities recorded assets												$ 1,200,000
Zildjian Solar XI Lessee, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Disposal group, Capacity | MWh													10.5
Proceeds from divestiture of businesses													$ 28,500,000
Zildjian Solar XI Lessee, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Master Lease Agreement [Member] | Solar energy facilities [Member]
Variable Interest Entity [Line Items]
Sale leaseback transaction lease terms													ten years
Zildjian Solar X, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, management membership Percentage													100.00%
Long-term Purchase Commitment, Minimum Energy Volume Required | MWh		4.2
Zildjian Solar X, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | ZX Class A [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax		99.00%											5.00%
Zildjian Solar X, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Company [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Measure of Activity, Income or Loss before Tax		1.00%											95.00%
Acquisition Of True Green [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			100.00%
Variable Interest Entity, management membership Percentage													100.00%
Variable interest entity percentage of interest acquired in sale leaseback transaction			100.00%